Debt and Capital Structure (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Schedule of Short-Term and Long-Term Debt	A) Short-Term Borrowings

As at December 31,	Notes	2023	2022
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	179	115
Total Debt Principal		179	115
B) Long-Term Debt

As at December 31,	Notes	2023	2022
Committed Credit Facility (1)	i	—	—
U.S. Dollar Denominated Unsecured Notes	ii	5,028	6,537
Canadian Dollar Unsecured Notes	ii	2,000	2,000
Total Debt Principal		7,028	8,537
Debt Premiums (Discounts), Net, and Transaction Costs		80	154
Long-Term Debt		7,108	8,691
(1)The committed credit facility may include Bankers’ Acceptances, secured overnight financing rate loans, prime rate loans and U.S. base rate loans.
Mandatory Debt Payments

	U.S. Dollar Unsecured Notes		Canadian Dollar Unsecured Notes	Total
As at December 31, 2023	US$ Principal	C$ Principal Equivalent	C$ Principal	C$ Principal and Equivalent
2024	—	—	—	—
2025	133	176	—	176
2026	—	—	—	—
2027	373	493	750	1,243
2028	—	—	1,250	1,250
Thereafter	3,296	4,359	—	4,359
	3,802	5,028	2,000	7,028

Summary of Net Debt to Adjusted EBITDA
Net Debt to Adjusted EBITDA

As at December 31,	2023	2022
Short-Term Borrowings	179	115
Current Portion of Long-Term Debt	—	—
Long-Term Portion of Long-Term Debt	7,108	8,691
Total Debt	7,287	8,806
Less: Cash and Cash Equivalents	(2,227)	(4,524)
Net Debt	5,060	4,282

Net Earnings (Loss)	4,109	6,450
Add (Deduct):
Finance Costs	671	820
Interest Income	(133)	(81)
Income Tax Expense (Recovery)	931	2,281
Depreciation, Depletion and Amortization	4,644	4,679
Exploration and Evaluation Asset Write-downs	29	64
(Income) Loss From Equity-Accounted Affiliates	(51)	(15)
Unrealized (Gain) Loss on Risk Management	52	(126)
Foreign Exchange (Gain) Loss, Net	(67)	343
Revaluation (Gain) Loss	34	(549)
Re-measurement of Contingent Payments	59	162
(Gain) Loss on Divestiture of Assets	(14)	(269)
Other (Income) Loss, Net	(63)	(532)
Adjusted EBITDA (1)	10,201	13,227

Net Debt to Adjusted EBITDA (times)	0.5	0.3
(1)Calculated on a trailing twelve-month basis.

Disclosure Of Net Debt To Adjusted Funds Flow
Net Debt to Adjusted Funds Flow

As at December 31,	2023	2022
Net Debt	5,060	4,282

Cash From (Used in) Operating Activities	7,388	11,403
(Add) Deduct:
Settlement of Decommissioning Liabilities	(222)	(150)
Net Change in Non-Cash Working Capital	(1,193)	575
Adjusted Funds Flow (1)	8,803	10,978

Net Debt to Adjusted Funds Flow (times)	0.6	0.4
(1)Calculated on a trailing twelve-month basis.

Summary of Net Debt to Capitalization	Net Debt to Capitalization

As at December 31,	2023	2022
Net Debt	5,060	4,282
Shareholders’ Equity	28,698	27,576
Capitalization	33,758	31,858

Net Debt to Capitalization (percent)	15	13